AMG GW&K Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 98.1%
Consumer Discretionary - 7.1%
Churchill Downs, Inc.	16,264	$1,371,055
Dorman Products, Inc.*,1	11,790	1,569,956
First Watch Restaurant Group, Inc.*	39,668	509,734
Grand Canyon Education, Inc.*	28,322	4,116,320
Installed Building Products, Inc.	9,598	2,139,778
Lithia Motors, Inc.	7,165	2,761,534
Oxford Industries, Inc.[1]	13,735	520,831
Revolve Group, Inc.*	62,296	1,564,253

Total Consumer Discretionary		14,553,461
Energy - 4.2%
Archrock, Inc.	55,141	1,971,842
Gulfport Energy Corp.*,1	9,215	1,487,025
Magnolia Oil & Gas Corp., Class A	67,841	1,744,192
Matador Resources Co.	30,072	1,500,292
Solaris Energy Infrastructure, Inc.[1]	37,131	1,908,905

Total Energy		8,612,256
Financials - 8.5%
Ameris Bancorp	23,889	2,083,360
Bowhead Specialty Holdings, Inc.*	54,094	1,654,735
Glacier Bancorp, Inc.	35,448	1,747,232
Houlihan Lokey, Inc.	18,825	2,362,349
Pinnacle Financial Partners, Inc.	13,674	1,438,915
PJT Partners, Inc., Class A1	23,155	3,897,218
Skyward Specialty Insurance Group, Inc.*	28,330	1,698,383
Stifel Financial Corp.	29,538	2,448,996

Total Financials		17,331,188
Health Care - 31.5%
Acadia Healthcare Co., Inc.*,1	28,888	855,663
Alkermes PLC (Ireland)*	51,058	2,501,331
Arcutis Biotherapeutics, Inc.*	98,617	2,648,853
Artivion, Inc.*,1	89,952	2,413,412
AtriCure, Inc.*,1	59,964	2,264,241
Azenta, Inc.*,1	47,506	1,336,344
BioCryst Pharmaceuticals, Inc.*	326,414	2,931,198
Bridgebio Pharma, Inc.*	46,658	3,736,839
Crinetics Pharmaceuticals, Inc.*	42,483	3,548,180
Globus Medical, Inc., Class A*,1	34,036	2,681,696
Halozyme Therapeutics, Inc.*,1	30,712	2,534,968
HealthEquity, Inc.*	22,959	2,309,905
Ionis Pharmaceuticals, Inc.*,1	35,439	1,834,677
Krystal Biotech, Inc.*	9,479	3,233,476
	Shares	Value

Medpace Holdings, Inc.*	3,220	$1,858,294
NeoGenomics, Inc.*,1	194,133	2,968,294
Phathom Pharmaceuticals, Inc.*,1	260,177	2,276,549
Praxis Precision Medicines, Inc.*	9,770	3,007,499
Supernus Pharmaceuticals, Inc.*	54,883	2,449,428
Travere Therapeutics, Inc.*	69,584	3,889,050
Ultragenyx Pharmaceutical, Inc.*	82,926	2,065,687
US Physical Therapy, Inc.[1]	39,432	3,117,494
Vera Therapeutics, Inc.*	57,917	1,859,136
Veracyte, Inc.*	62,080	2,875,546
Vericel Corp.*,1	67,342	3,095,038

Total Health Care		64,292,798
Industrials - 20.9%
AeroVironment, Inc.*	14,535	2,171,093
Applied Industrial Technologies, Inc.	11,110	3,835,283
Cadre Holdings, Inc.[1]	79,210	2,442,044
CSW Industrials, Inc.[1]	7,101	2,264,722
Enerpac Tool Group Corp.	70,920	2,534,681
Federal Signal Corp.[1]	24,272	3,032,786
Gates Industrial Corp., Ltd. (Bermuda)*	123,520	3,456,090
Hillman Solutions Corp.*,1	156,279	1,229,916
Interface, Inc.	58,219	1,994,583
Legence Corp., Class A*	29,884	1,910,484
Moog, Inc., Class A	11,462	4,468,461
Powell Industries, Inc.	9,237	1,927,577
RBC Bearings, Inc.*	8,301	4,576,424
Schneider National, Inc., Class B	41,453	1,481,530
SiteOne Landscape Supply, Inc.*	17,497	1,652,417
SPX Technologies, Inc.*	16,518	3,627,683

Total Industrials		42,605,774
Information Technology - 20.3%
Advanced Energy Industries, Inc.	18,819	5,448,477
Alkami Technology, Inc.*,1	89,015	1,617,403
Appfolio, Inc., Class A*	9,450	1,702,795
Commvault Systems, Inc.*	21,020	2,476,156
Credo Technology Group Holding, Ltd.*	3,999	827,753
The Descartes Systems Group, Inc. (Canada)*	23,370	1,756,489
Fabrinet (Thailand)*	7,780	3,387,490
Intapp, Inc.*	87,158	2,849,195
IonQ, Inc.*,1	13,061	475,943
Littelfuse, Inc.	5,228	2,311,456
MACOM Technology Solutions Holdings, Inc.*	15,055	3,785,429
Novanta, Inc.*	26,030	3,710,576

AMG GW&K Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 20.3% (continued)
Procore Technologies, Inc.*	40,609	$2,224,155
SailPoint, Inc.*,1	125,996	2,112,953
Semtech Corp.*	33,041	3,892,891
Viavi Solutions, Inc.*	78,910	2,915,724

Total Information Technology		41,494,885
Materials - 3.4%
Avient Corp.	52,854	1,919,657
Balchem Corp.	13,689	2,293,660
Quaker Chemical Corp.[1]	17,117	2,747,621

Total Materials		6,960,938
Real Estate - 2.2%
Ryman Hospitality Properties, Inc., REIT	18,464	2,467,714
STAG Industrial, Inc., REIT	49,946	1,910,934

Total Real Estate		4,378,648

Total Common Stocks (Cost $187,885,468)		200,229,948

Principal Amount
Short-Term Investments - 3.0%
Joint Repurchase Agreements - 1.0%[2]
Citadel Securities LLC, dated 07/31/26, due 08/03/26, 3.700% total to be received $77,024 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/15/26 - 05/15/56, totaling $78,564)	$77,000	77,000
	Principal Amount	Value

Daiwa Capital Markets America, dated 07/31/26, due 08/03/26, 3.640% total to be received $117,666 (collateralized by various U.S. Treasuries, 0.125% - 4.375%, 12/31/26 - 11/30/32, totaling $119,983)	$117,630	$117,630
Jefferies LLC, dated 07/31/26, due 08/03/26, 3.670% total to be received $1,742,533 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 09/15/26 - 11/15/55, totaling $1,776,841)	1,742,000	1,742,000

Total Joint Repurchase Agreements		1,936,630
Repurchase Agreements - 2.0%
Fixed Income Clearing Corp., dated 07/31/26, due 08/03/26, 3.350% total to be received $4,150,158 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $4,231,980)	4,149,000	4,149,000

Total Short-Term Investments (Cost $6,085,630)		6,085,630
Total Investments - 101.1% (Cost $193,971,098)		206,315,578
Other Assets, less Liabilities - (1.1)%		(2,322,385)
Net Assets - 100.0%		$203,993,193

*	Non-income producing security.
[1]	Some of these securities, amounting to $37,793,547 or 18.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$200,229,948	—	—	$200,229,948
Short-Term Investments
Joint Repurchase Agreements	—	$1,936,630	—	1,936,630
Repurchase Agreements	—	4,149,000	—	4,149,000
Total Investments in Securities	$200,229,948	$6,085,630	—	$206,315,578

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.

AMG GW&K Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$37,793,547	$1,936,630	$36,781,179	$38,717,809
The following table summarizes the securities received as collateral for securities lending at July 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	07/31/26-08/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.